UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eden Capital Management Partners, L.P.
Address: 1980 Post Oak Boulevard
         Suite 2280
         Houston, Texas  77056

13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam J. Newar
Title:     President
Phone:     713.807.1760

Signature, Place, and Date of Signing:

     Adam Newar     Houston, Texas     August 12, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $69,347 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CARNIVAL CORP                  PAIRED CTF       143658300     1686    44800 SH       SOLE                    44800
CENTERPOINT ENERGY INC         COM              15189T107      352    18200 SH       SOLE                    18200
CHICOS FAS INC                 COM              168615102     1701   111700 SH       SOLE                   111700
CITY NATL CORP                 COM              178566105     2087    38468 SH       SOLE                    38468
COGNEX CORP                    COM              192422103     1336    37700 SH       SOLE                    37700
CULLEN FROST BANKERS INC       COM              229899109      282     4968 SH       SOLE                     4968
CUMMINS INC                    COM              231021106     1035    10000 SH       SOLE                    10000
D R HORTON INC                 COM              23331A109      553    48000 SH       SOLE                    48000
DEERE & CO                     COM              244199105     4123    50000 SH  CALL SOLE                    50000
DELTA AIR LINES INC DEL        COM NEW          247361702      945   103000 SH       SOLE                   103000
EMERSON ELEC CO                COM              291011104     1238    22000 SH       SOLE                    22000
EXPEDITORS INTL WASH INC       COM              302130109     2048    40000 SH  CALL SOLE                    40000
EXPEDITORS INTL WASH INC       COM              302130109     2560    50000 SH  CALL SOLE                    50000
FEI CO                         COM              30241L109     1022    26754 SH       SOLE                    26754
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1058    20000 SH       SOLE                    20000
GATX CORP                      COM              361448103     1359    36602 SH       SOLE                    36602
GENERAL ELECTRIC CO            COM              369604103      326    17285 SH       SOLE                    17285
GUESS INC                      COM              401617105     1624    38600 SH       SOLE                    38600
HARLEY DAVIDSON INC            COM              412822108     2042    49833 SH       SOLE                    49833
INTEL CORP                     COM              458140100      332    15000 SH       SOLE                    15000
INTERNATIONAL RECTIFIER CORP   COM              460254105     1396    49900 SH       SOLE                    49900
INTL PAPER CO                  COM              460146103      626    21000 SH       SOLE                    21000
KAYDON CORP                    COM              486587108     1581    42369 SH       SOLE                    42369
KB HOME                        COM              48666K109     1460   149300 SH       SOLE                   149300
MANPOWERGROUP INC              COM              56418H100     1288    24000 SH       SOLE                    24000
NUCOR CORP                     COM              670346105      210     5100 SH       SOLE                     5100
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107     1573   146286 SH       SOLE                   146286
PG&E CORP                      COM              69331C108      451    10720 SH       SOLE                    10720
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936D107     7542   355400 SH  CALL SOLE                   355400
RAYTHEON CO                    COM NEW          755111507      234     4700 SH       SOLE                     4700
REGAL BELOIT CORP              COM              758750103     1255    18800 SH       SOLE                    18800
ROBERT HALF INTL INC           COM              770323103     1649    61000 SH       SOLE                    61000
SAFEWAY INC                    COM NEW          786514208     1642    70250 SH       SOLE                    70250
SAKS INC                       COM              79377W108     1660   148619 SH       SOLE                   148619
SUNTRUST BKS INC               COM              867914103     1421    55093 SH       SOLE                    55093
TECO ENERGY INC                COM              872375100      380    20100 SH       SOLE                    20100
TEXAS INDS INC                 COM              882491103     1353    32500 SH       SOLE                    32500
TIFFANY & CO NEW               COM              886547108     2153    27426 SH       SOLE                    27426
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307     1847    22408 SH       SOLE                    22408
U S G CORP                     COM NEW          903293405     1143    79700 SH       SOLE                    79700
UNITED STATES STL CORP NEW     COM              912909108     1874    40700 SH       SOLE                    40700
WELLS FARGO & CO NEW           COM              949746101     1338    47700 SH       SOLE                    47700
WEYERHAEUSER CO                COM              962166104     1043    47700 SH       SOLE                    47700
WINNEBAGO INDS INC             COM              974637100     1550   160500 SH       SOLE                   160500
ZIMMER HLDGS INC               COM              98956P102     2238    35409 SH       SOLE                    35409
ZIONS BANCORPORATION           COM              989701107     2731   113747 SH       SOLE                   113747